Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of June 30,
	2026	2025
	USD	USD
Building	2,856,524	2,705,595
Leasehold improvements	1,482,773	1,404,428
Transportation equipment	299,887	284,042
Office equipment and computers	228,114	199,362
Total	4,867,298	4,593,427
Less: accumulated depreciation	(1,952,873)	(1,504,323)
Less: accumulated impairment	(548,525)	(519,543)
Property and equipment, net	2,365,900	2,569,561